Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense	$ 259,955	$ 445,954	$ 395,049
Deferred income tax expense	(7,723)	(5,851)
Total income tax expense	$ 252,232	$ 440,103	$ 395,049